FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES

19.	FAIR VALUE DISCLOSURES

The Company estimates the fair value of its debt by discounting the future cash flows of each instrument using estimated market rates of debt instruments with similar maturities and credit profiles. These inputs are classified as Level 3 within the fair value hierarchy. As of December 31, 2025 and 2024, the carrying value reported in the consolidated balance sheet for the Company’s notes payable approximated its fair value.

There were no assets or liabilities recorded at fair value on a recurring basis as of December 31, 2025. As of December 31, 2024, the Company had recorded liabilities at fair value on a recurring basis for subordinated convertible promissory notes and Series A Convertible Preferred Stock and equity warrants at fair value on a recurring basis. The subordinated convertible promissory notes carry an interest rate that is indicative of the Company’s overall borrowing cost and the length of time until maturity is not expected to significantly impact their value. The convertible preferred stock, which is akin to debt, has been discounted to its presented carrying value in accordance with the debt discounts and redemption premiums recognized.

Assets and liabilities that are measured at fair value on a non-recurring basis include intangible assets and goodwill. These items are recognized at fair value when they are considered to be impaired.

There were no fair value adjustments for assets and liabilities measured on a non-recurring basis. The Company discloses fair value information about financial instruments for which it is practicable to estimate that value.

Table 19: Fair Value Hierarchy - 2024
	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Subordinated convertible promissory notes	$-	$-	$5,490,324	$5,490,324
Series A Convertible Preferred Stock	-	-	1,294,117	1,294,117
Total liabilities	$-	$-	$6,784,441	$6,784,441
Equity:
Warrants	$-	$-	$2,687,074	$2,687,074
Total equity	$-	$-	$2,687,074	$2,687,074